SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding Beginning
Number of Shares Granted	1,173,917,974
Number of Shares Forfeited
Number of Shares Vested
Number of Shares Outstanding Ending	1,173,917,974